Average Annual Total Returns - Investor A, C, Institutional and Class R - BlackRock International Fund	Sep. 28, 2020
MSCIAllCountryWorldIndex [Member]
Average Annual Return:
1 Year	21.51%
5 Years	5.51%
10 Years	4.97%	[1]
Investor A Shares
Average Annual Return:
1 Year	24.55%
5 Years	4.42%
10 Years	4.95%	[1]
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	24.51%
5 Years	4.37%
10 Years	4.84%	[1]
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.97%
5 Years	3.60%
10 Years	4.06%	[1]
Investor C Shares
Average Annual Return:
1 Year	29.49%
5 Years	4.62%
10 Years	4.57%	[1]
Institutional Shares
Average Annual Return:
1 Year	31.75%
5 Years	5.91%
10 Years	5.88%	[1]
Class R Shares
Average Annual Return:
1 Year	31.09%
5 Years	5.27%
10 Years	5.23%	[1]

[1]	For the fiscal year ended October 31, 2013, a portion of the Fund’s return for each share class consisted of a payment from an affiliate to compensate for foregone securities lending revenue.